Income taxes - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Current tax charge	€ 596	€ 555	€ 460
Adjustment in respect of current tax from prior periods	(38)	(10)	(37)
Total current tax	558	545	423
Deferred tax:
Relating to the origination and reversal of temporary differences	(71)	11	35
Adjustment in respect of deferred income tax from prior periods	2	(22)	(22)
Relating to changes in tax rates or the imposition of new taxes	3	0	0
Total deferred tax	(66)	(11)	13
Income tax charge per the consolidated income statement	€ 492	€ 534	€ 436